UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          12th Floor
          New York, NY 10022

13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel              New York, New York            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:        $162,896
                                             (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      FORM 13F INFORMATION TABLE
                                                    Wesley Capital Management LLC
                                                          December 31, 2012



COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7           COLUMN 8

                                TITLE                VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP    (X1000)  PRN AMT  PRN CALL  DISCRETION  MANGRS   SOLE       SHARED      NONE
AMERICAN CAPITAL AGENCY CORP  COM         02503X105  24,565    850,000  SH         SOLE                     0               850,000
AMERICAN INTL GROUP INC       COM NEW     026874784     530     15,000  SH         SOLE                15,000                     0
APOLLO COML REAL EST FIN INC  COM         03762U105   6,086    375,000  SH         SOLE                     0               375,000
BROOKDALE SR LIVING INC       COM         112463104   1,393     55,000  SH         SOLE                55,000                     0
CAPITAL SR LIVING CORP        COM         140475104     280     15,000  SH         SOLE                15,000                     0
COLONY FINL INC               COM         19624R106   8,317    426,500  SH         SOLE                45,000               381,500
CORRECTIONS CORP AMER NEW     COM NEW     22025Y407   1,596     45,000  SH         SOLE                45,000                     0
CYS INVTS INC                 COM         12673A108  16,749  1,418,167  SH         SOLE                70,000             1,348,167
EQUITY RESIDENTIAL            SH BEN INT  29476L107   1,700     30,000  SH         SOLE                30,000                     0
FOREST CITY ENTERPRISES INC   CL A        345550107   1,211     75,000  SH         SOLE                75,000                     0
HOWARD HUGHES CORP            COM         44267D107     548      7,500  SH         SOLE                 7,500                     0
HYATT HOTELS CORP             COM CL A    448579102   1,543     40,000  SH         SOLE                40,000                     0
MFA FINANCIAL INC             COM         55272X102  54,399  6,707,629  SH         SOLE               160,000             6,547,629
NORTHSTAR RLTY FIN CORP       COM         66704R100   6,463    918,027  SH         SOLE                75,000               843,027
PENNEY J C INC                COM         708160106   1,035     52,500  SH         SOLE                52,500                     0
SIMON PPTY GROUP INC NEW      COM         828806109   2,371     15,000  SH         SOLE                15,000                     0
SL GREEN RLTY CORP            COM         78440X101   1,341     17,500  SH         SOLE                17,500                     0
STARWOOD PPTY TR INC          COM         85571B105   6,102    265,767  SH         SOLE                     0               265,767
TAUBMAN CTRS INC              COM         876664103   1,181     15,000  SH         SOLE                15,000                     0
TWO HBRS INVT CORP            COM         90187B101  25,485  2,300,100  SH         SOLE                     0             2,300,100





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